Cash and bank balances	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Disclosure of cash and cash equivalents
16	Cash and bank balances

	As at 31 March 2021	As at 31 March 2020
Cash and cash equivalents
Cash and cheque on hand	0	0

Balance with banks
- On current accounts	19,474	11,699
- Deposits with original maturity of less than 3 months #	1,205	1,390

	20,679	13,089

	As at 31 March 2021	As at 31 March 2020
Bank balances other than cash and cash equivalents
Deposits with
- Remaining maturity of less than twelve months #	26,506	31,203
- Remaining maturity of more than twelve months #	2,999	142

	29,505	31,345
Less: amount disclosed under financial assets (others) (refer note 9)	(2,999)	(142)

Total	26,506	31,203

Fixed deposits of INR 14,037 (31 March 2020: INR 8,282) are under lien with various banks for the purpose of Debt Service Reserve Account and as margin money for the purpose of letter of credit / bank guarantee.

#	The bank deposits have an original maturity period of 7 days to 3,652 days and carry an interest rate of 2% - 8.66% which is receivable on maturity .